Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity awards are discretionary and generally granted to employees, including executive officers, in accordance with a predetermined schedule. As part of its annual performance and compensation review process, the Compensation Committee approves incentive compensation amounts for all eligible employees in the last quarter of the applicable fiscal year. Equity awards are then granted in the first quarter of the following year in accordance with long-standing practice. The Compensation Committee does not currently grant stock options to any employee, except the Company’s CEO, and does not grant stock appreciation rights to any employee. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	As part of its annual performance and compensation review process, the Compensation Committee approves incentive compensation amounts for all eligible employees in the last quarter of the applicable fiscal year. Equity awards are then granted in the first quarter of the following year in accordance with long-standing practice.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not currently grant stock options to any employee, except the Company’s CEO, and does not grant stock appreciation rights to any employee. The Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false